Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63000%	May 15, 2017
Class A-2a Notes	$275,000,000.00	1.080%	March 15, 2019
Class A-2b Notes	$185,200,000.00	1.304%	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.330%	October 15, 2020
Class A-4 Notes	$120,480,000.00	1.520%	August 15, 2021
Class B Notes	$39,510,000.00	1.850%	September 15, 2021
Class C Notes	$26,340,000.00	2.140%	October 15, 2022
Total	$1,316,830,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,143,776.04

Principal:
Principal Collections	$21,141,131.52
Prepayments in Full	$10,024,461.22
Liquidation Proceeds	$626,010.18
Recoveries	$31,987.93
Sub Total	$31,823,590.85
Collections	$33,967,366.89

Purchase Amounts:
Purchase Amounts Related to Principal	$126,549.91
Purchase Amounts Related to Interest	$693.47
Sub Total	$127,243.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,094,610.27

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,094,610.27
Servicing Fee	$788,167.93	$788,167.93	$0.00	$0.00	$33,306,442.34
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,306,442.34
Interest - Class A-2a Notes	$149,238.29	$149,238.29	$0.00	$0.00	$33,157,204.05
Interest - Class A-2b Notes	$113,251.13	$113,251.13	$0.00	$0.00	$33,043,952.92
Interest - Class A-3 Notes	$423,383.33	$423,383.33	$0.00	$0.00	$32,620,569.59
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$32,467,961.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,467,961.59
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$32,407,050.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,407,050.34
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$32,360,077.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,360,077.34
Regular Principal Payment	$29,318,566.52	$29,318,566.52	$0.00	$0.00	$3,041,510.82
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,041,510.82
Residual Released to Depositor	$0.00	$3,041,510.82	$0.00	$0.00	$0.00
Total		$34,094,610.27

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,318,566.52
Total					$29,318,566.52
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$17,519,786.60	$63.71	$149,238.29	$0.54	$17,669,024.89	$64.25
Class A-2b Notes	$11,798,779.92	$63.71	$113,251.13	$0.61	$11,912,031.05	$64.32
Class A-3 Notes	$0.00	$0.00	$423,383.33	$1.11	$423,383.33	$1.11
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$29,318,566.52	$22.26	$946,365.00	$0.72	$30,264,931.52	$22.98

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$165,820,322.31	0.6029830	$148,300,535.71	0.5392747
Class A-2b Notes	$111,672,449.78	0.6029830	$99,873,669.86	0.5392747
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$845,822,772.09	0.6423174	$816,504,205.57	0.6200529

Pool Information
Weighted Average APR	2.910%	2.898%
Weighted Average Remaining Term	46.41	45.55
Number of Receivables Outstanding	45,870	45,130
Pool Balance	$945,801,518.46	$913,289,717.58
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$879,244,785.94	$849,438,542.40
Pool Factor	0.6659175	0.6430267

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$13,699,345.76
Yield Supplement Overcollateralization Amount	$63,851,175.18
Targeted Overcollateralization Amount	$96,785,512.01
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$96,785,512.01

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		106	$593,648.05
(Recoveries)		51	$31,987.93
Net Loss for Current Collection Period			$561,660.12
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7126%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5920%
Second Prior Collection Period			0.4367%
Prior Collection Period			0.7153%
Current Collection Period			0.7251%
Four Month Average (Current and Prior Three Collection Periods)			0.6173%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,226	$4,780,156.09
(Cumulative Recoveries)			$251,746.94
Cumulative Net Loss for All Collection Periods			$4,528,409.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3188%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,898.99
Average Net Loss for Receivables that have experienced a Realized Loss			$3,693.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.05%	408	$9,600,185.95
61-90 Days Delinquent	0.11%	38	$999,133.93
91-120 Days Delinquent	0.02%	6	$148,245.19
Over 120 Days Delinquent	0.04%	14	$357,434.25
Total Delinquent Receivables	1.22%	466	$11,104,999.32

Repossession Inventory:
Repossessed in the Current Collection Period		30	$855,800.47
Total Repossessed Inventory		54	$1,570,211.37

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1819%
Prior Collection Period			0.1504%
Current Collection Period			0.1285%
Three Month Average			0.1536%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1648%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	13

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer